UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 870,474	$ 1,151,221
Restricted cash	33	24,695
Trade accounts receivable and accrued income	65,167	35,518
Current portion of net investment in sales-type lease	145,826	146,829
Other current assets	21,755	32,013
Total current assets	1,135,481	1,413,504
Non-current assets
Restricted cash	37,954	39,501
Equity method investments	76,858	45,011
Assets under development	1,430,685	1,228,129
Vessels and equipment, net	907,715	931,192
Net investment in sales-type lease	1,584,688	1,601,452
Intangible assets	2,112	2,070
Other non-current assets	160,783	63,051
Total assets	5,342,051	5,325,601
Current liabilities
Current portion of long-term debt and short-term debt	(251,499)	(301,202)
Trade accounts payable (including related party of $3.0 million in 2025)	(39,825)	(123,605)
Accrued expenses	(165,213)	(101,619)
Other current liabilities	(24,516)	(28,914)
Total current liabilities	(484,920)	(555,340)
Non-current liabilities
Long-term debt	(2,423,920)	(2,456,822)
Other non-current liabilities	(241,729)	(245,885)
Total liabilities	(3,150,569)	(3,258,047)
EQUITY
Stockholders’ equity	(1,943,244)	(1,842,976)
Non-controlling interests	(248,238)	(224,578)
Total liabilities and equity	(5,342,051)	(5,325,601)
Related Party
Current assets
Amounts due from related parties	32,226	23,228
Non-current assets
Non-current amounts due from related parties	5,775	1,691
Current liabilities
Trade accounts payable (including related party of $3.0 million in 2025)		(3,000)
Amounts due to related parties	$ (3,867)	$ 0